Average Annual Total Returns - SA Putnam Asset Allocation Diversified Growth Portfolio	Class 1 1 Year	Class 1 5 Years	Class 1 10 Years	Class 2 1 Year	Class 2 5 Years	Class 2 10 Years	Class 3 1 Year	Class 3 5 Years	Class 3 10 Years	Blended Index 1 Year	Blended Index 5 Years	Blended Index 10 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes) 10 Years	JP Morgan Developed Market High Yield Index (reflects no deduction for fees, expenses or taxes) 1 Year	JP Morgan Developed Market High Yield Index (reflects no deduction for fees, expenses or taxes) 5 Years	JP Morgan Developed Market High Yield Index (reflects no deduction for fees, expenses or taxes) 10 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 1 Year	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 5 Years	MSCI EAFE Index (net) (reflects no deduction for fees or expenses) 10 Years	MSCI Emerging Markets Index (net)SM 1 Year	MSCI Emerging Markets Index (net)SM 5 Years	MSCI Emerging Markets Index (net)SM 10 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 3000® Index (reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	14.06%	10.01%	9.51%	13.89%	9.85%	9.34%	13.77%	9.74%	9.23%	16.44%	12.29%	10.35%	7.51%	4.44%	3.84%	5.34%	8.48%	6.95%	7.82%	7.45%	5.51%	18.31%	12.81%	3.63%	20.89%	15.43%	13.79%	18.40%	15.22%	13.88%